CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Star Peak Energy Transition Corp [Member] Class A common stock Additional paid-in capital	Star Peak Energy Transition Corp [Member] Class A common stock	Star Peak Energy Transition Corp [Member] Common Class B	Star Peak Energy Transition Corp [Member] Additional paid-in capital	Star Peak Energy Transition Corp [Member] Deficit	Star Peak Energy Transition Corp [Member]	Additional paid-in capital	Deficit	Total
Balance, beginning of period at Dec. 31, 2018			$ 1,006	$ 23,994	$ (8,144)	$ 16,856	$ 555,000	$ (210,596,000)	$ (210,041,000)
Balance, beginning of period (in shares) at Dec. 31, 2018			10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excess of cash received over fair value of private placement warrants							1,217,000		1,217,000
Net loss					(10,406)	(10,406)		(59,414,000)	(59,414,000)
Balance, end of period at Dec. 31, 2019			$ 1,006	23,994	(18,550)	6,450	3,339,000	(259,054,000)	(255,661,000)
Balance, end of period (in shares) at Dec. 31, 2019			10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			$ 0		(1,100)	(1,100)		(17,471,000)	(17,471,000)
Balance, end of period at Mar. 31, 2020			$ 1,006	23,994	(19,650)	5,350	3,816,000	(269,188,000)	(264,867,000)
Balance, end of period (in shares) at Mar. 31, 2020			10,062,500
Balance, beginning of period at Dec. 31, 2019			$ 1,006	23,994	(18,550)	6,450	3,339,000	(259,054,000)	(255,661,000)
Balance, beginning of period (in shares) at Dec. 31, 2019			10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Class A shares in initial public offering, less fair value of public warrants		$ 3,836		376,929,142		376,932,978
Sale of Class A shares in initial public offering, less fair value of public warrants (in shares)		38,358,504
Offering costs				(22,152,459)		(22,152,459)
Excess of cash received over fair value of private placement warrants				5,601,614		5,601,614	168,000		168,000
Class B common stock forfeited			$ (47)	47
Class B common stock forfeited (in shares)			(472,874)
Class A common stock subject to possible redemption	$ (242,752,852)	$ (2,428)				(242,755,280)
Class A common stock subject to possible redemption (in shares)		(24,275,528)
Net loss			$ 112,600,000		(112,633,298)	(112,633,298)		(156,124,000)	(156,124,000)
Balance, end of period at Dec. 31, 2020		$ 1,408	$ 959	117,649,486	(112,651,848)	5,000,005	10,061,000	(407,841,000)	(397,972,000)
Balance, end of period (in shares) at Dec. 31, 2020		14,082,976	9,589,626
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption		$ (1,564)		(156,345,396)		(156,346,960)
Class A common stock subject to possible redemption (in shares)		(15,634,696)
Net loss			$ 156,300,000		(156,346,958)	(156,346,958)		(82,553,000)	(82,553,000)
Balance, end of period at Mar. 31, 2021		$ 2,972	$ 959	$ 273,994,882	$ (268,998,806)	$ 5,000,007	$ 14,726,000	$ (490,394,000)	$ (475,609,000)
Balance, end of period (in shares) at Mar. 31, 2021		29,717,672	9,589,626